Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.5%)
*	RBC Bearings Inc.	26,523	5,193
	UFP Industries Inc.	54,264	4,315
	Balchem Corp.	31,829	4,170
*	Ingevity Corp.	44,751	3,683
	Quaker Chemical Corp.	14,293	3,467
	Compass Minerals International Inc.	36,704	2,566
*	Novagold Resources Inc.	238,902	2,451
	Innospec Inc.	21,317	2,155
	Sensient Technologies Corp.	18,744	1,626
*	GCP Applied Technologies Inc.	41,110	1,002
	Tronox Holdings plc Class A	40,689	955
	Trinseo SA	12,954	841
*	Orion Engineered Carbons SA	35,875	726
	Materion Corp.	6,780	535
	Boise Cascade Co.	7,175	474
	Omega Flex Inc.	3,179	468
*	Koppers Holdings Inc.	13,288	461
	Hawkins Inc.	11,222	382
	Stepan Co.	1,912	257
*	Uranium Energy Corp.	73,492	230
*	Amyris Inc.	10,498	149
*	Gatos Silver Inc.	6,928	118
	PQ Group Holdings Inc.	7,125	116
	American Vanguard Corp.	5,845	108
*	Marrone Bio Innovations Inc.	73,553	103
	Caledonia Mining Corp. plc	3,957	58
*	Zymergen Inc.	1,024	33
*	AgroFresh Solutions Inc.	2,070	5
			36,647
Consumer Discretionary (16.6%)
*	Caesars Entertainment Inc.	113,793	12,227
*	RH	16,980	10,885
*	Deckers Outdoor Corp.	30,138	10,109
	Churchill Downs Inc.	40,911	8,163
*	SiteOne Landscape Supply Inc.	47,290	8,136
*	YETI Holdings Inc.	86,164	7,548
*	Crocs Inc.	71,888	7,278
	Texas Roadhouse Inc. Class A	70,756	7,126
*	Fox Factory Holding Corp.	44,559	6,928
*	Penn National Gaming Inc.	84,231	6,904
*	BJ's Wholesale Club Holdings Inc.	147,447	6,604
*	Helen of Troy Ltd.	26,324	5,541

		Shares	Market Value ($000)
	Lithia Motors Inc. Class A	15,330	5,396
*	Avis Budget Group Inc.	56,699	4,979
*	Sonos Inc.	129,532	4,793
	Wingstop Inc.	31,939	4,557
*	LGI Homes Inc.	23,998	4,339
*	Hilton Grand Vacations Inc.	91,557	4,187
	LCI Industries	26,463	3,944
	Murphy USA Inc.	27,763	3,743
*	Visteon Corp.	29,792	3,648
*	Shake Shack Inc. Class A	37,838	3,556
*	National Vision Holdings Inc.	71,582	3,555
*	Stamps.com Inc.	18,276	3,430
*	Cardlytics Inc.	32,106	3,421
*	Overstock.com Inc.	37,585	3,211
*	Scientific Games Corp. Class A	44,178	3,205
*	Dorman Products Inc.	28,638	2,932
*	iRobot Corp.	29,687	2,900
*	Stitch Fix Inc. Class A	53,853	2,879
*	Skyline Champion Corp.	56,562	2,865
	Rent-A-Center Inc.	46,314	2,863
	Papa John's International Inc.	29,960	2,815
*	Bloomin' Brands Inc.	94,199	2,784
*	Gentherm Inc.	35,230	2,555
	Winnebago Industries Inc.	33,506	2,478
*	Red Rock Resorts Inc. Class A	53,234	2,382
*	Cavco Industries Inc.	9,896	2,190
*	Boot Barn Holdings Inc.	28,177	2,152
*	Brinker International Inc.	32,413	1,992
	Strategic Education Inc.	26,011	1,843
*	Malibu Boats Inc. Class A	22,335	1,752
	Cracker Barrel Old Country Store Inc.	10,909	1,721
*	Asbury Automotive Group Inc.	8,149	1,616
	Steven Madden Ltd.	39,028	1,616
	Camping World Holdings Inc. Class A	35,420	1,572
*	Bally's Corp.	26,374	1,530
*	XPEL Inc.	18,054	1,480
	Inter Parfums Inc.	19,225	1,470
*	elf Beauty Inc.	49,125	1,375
*	GoPro Inc. Class A	117,851	1,322
*	SeaWorld Entertainment Inc.	23,843	1,298
	Sturm Ruger & Co. Inc.	15,993	1,262
*	Sleep Number Corp.	11,127	1,241
*	RealReal Inc.	68,676	1,200
	Monro Inc.	17,307	1,079
*	Children's Place Inc.	10,779	1,002
*	Purple Innovation Inc. Class A	34,689	989
*	Marriott Vacations Worldwide Corp.	5,634	971
*	Perdoceo Education Corp.	74,482	908
*	Lovesac Co.	10,770	894
*	Ruth's Hospitality Group Inc.	34,998	845
*	1-800-Flowers.com Inc. Class A	27,624	842
*	Sportsman's Warehouse Holdings Inc.	45,948	818
*	America's Car-Mart Inc.	4,951	814
*	Selectquote Inc.	38,442	781
*	Denny's Corp.	43,872	771
*	Dave & Buster's Entertainment Inc.	17,238	729
*	Meredith Corp.	21,618	728
*	Accel Entertainment Inc. Class A	53,711	705

		Shares	Market Value ($000)
*	Monarch Casino & Resort Inc.	9,684	691
	Gray Television Inc.	28,836	671
*	Central Garden & Pet Co. Class A	13,130	662
*	Everi Holdings Inc.	31,680	657
*	AMC Networks Inc. Class A	12,199	655
	KB Home	13,825	647
*	Liberty Media Corp.- Liberty Braves Class C	23,428	641
*	Universal Electronics Inc.	12,455	623
*	Quotient Technology Inc.	51,793	609
*	Master Craft Boat Holdings Inc.	19,919	553
*	CarParts.com Inc.	33,343	545
*	OneWater Marine Inc. Class A	10,836	534
	PROG Holdings Inc.	9,342	493
*	WW International Inc.	12,243	481
*	Lindblad Expeditions Holdings Inc.	27,637	470
	Acushnet Holdings Corp.	8,735	465
*,1	Corsair Gaming Inc.	13,556	423
*	Taylor Morrison Home Corp. Class A	13,519	400
*	Allegiant Travel Co.	1,670	370
	Johnson Outdoors Inc. Class A	2,759	337
*	Academy Sports & Outdoors Inc.	8,934	326
*	Daily Journal Corp.	1,009	322
	Jack in the Box Inc.	2,812	319
	Systemax Inc.	8,842	303
*	QuinStreet Inc.	16,258	294
*	Golden Entertainment Inc.	6,782	289
*	Meritage Homes Corp.	2,193	236
*	Noodles & Co. Class A	15,720	202
*	Neogames SA	3,148	202
*	Universal Technical Institute Inc.	32,810	199
	Big Lots Inc.	3,062	187
*	Liberty Media Corp.- Liberty Braves Class A	6,681	187
	Interface Inc. Class A	11,132	182
	Winmark Corp.	926	181
	Aaron's Co. Inc.	4,882	176
*	Central Garden & Pet Co.	2,945	162
	Standard Motor Products Inc.	3,601	162
*	Aspen Group Inc.	24,225	141
	PriceSmart Inc.	1,590	140
	Marine Products Corp.	7,705	125
	Franchise Group Inc.	2,723	101
*	Dine Brands Global Inc.	1,039	99
*	Lumber Liquidators Holdings Inc.	4,356	99
*	Frontier Group Holdings Inc.	4,157	89
*	PlayAGS Inc.	6,977	71
	Hamilton Beach Brands Holding Co. Class A	2,450	62
*	Motorcar Parts of America Inc.	2,639	62
	Clarus Corp.	2,094	50
*	Latham Group Inc.	1,592	49
	Superior Group of Cos. Inc.	1,891	48
*	Casper Sleep Inc.	5,292	48
*	Figs Inc. Class A	1,311	45
*	Legacy Housing Corp.	2,258	43
*	JOANN Inc.	2,748	39
*	Cricut Inc. Class A	963	33
*	Envela Corp.	7,161	31
	Hooker Furniture Corp.	719	26
*	LiveXLive Media Inc.	5,307	26

		Shares	Market Value ($000)
*	ThredUP Inc. Class A	1,123	26
*	El Pollo Loco Holdings Inc.	1,343	23
*	Vizio Holding Corp. Class A	960	21
*	Sun Country Airlines Holdings Inc.	441	16
*	ContextLogic Inc. Class A	1,505	12
*	Karat Packaging Inc.	573	11
*	ACV Auctions Inc. Class A	258	7
*	Radius Global Infrastructure Inc. Class A	469	6
*	Coursera Inc.	130	5
			242,784
Consumer Staples (3.0%)
*	Freshpet Inc.	43,872	7,757
	Medifast Inc.	12,156	4,039
	Lancaster Colony Corp.	20,462	3,820
	WD-40 Co.	13,733	3,362
	Sanderson Farms Inc.	16,830	2,739
*	Celsius Holdings Inc.	38,656	2,534
	Core-Mark Holding Co. Inc.	44,809	2,055
	Coca-Cola Consolidated Inc.	5,036	2,039
*	GrowGeneration Corp.	43,875	1,948
[1]	B&G Foods Inc.	60,417	1,849
*	USANA Health Sciences Inc.	12,388	1,310
	National Beverage Corp.	25,310	1,264
	Calavo Growers Inc.	17,603	1,253
*	Hostess Brands Inc. Class A	60,735	952
	John B Sanfilippo & Son Inc.	9,322	870
	J & J Snack Foods Corp.	4,299	755
	MGP Ingredients Inc.	10,367	722
	PetMed Express Inc.	21,148	611
	Turning Point Brands Inc.	12,796	547
*	Veru Inc.	58,295	515
	Tootsie Roll Industries Inc.	14,908	466
	Cal-Maine Foods Inc.	13,317	465
*	Hydrofarm Holdings Group Inc.	4,322	269
	Vector Group Ltd.	17,138	236
*	Vital Farms Inc.	10,743	229
*	Lifevantage Corp.	15,375	123
*,1	NewAge Inc.	47,183	112
*	Mission Produce Inc.	4,487	91
	Natural Grocers by Vitamin Cottage Inc.	6,519	78
	Limoneira Co.	3,791	71
*	Laird Superfood Inc.	1,910	62
*	Duckhorn Portfolio Inc.	2,841	52
*	Calyxt Inc.	10,982	47
*	Greenlane Holdings Inc. Class A	10,787	42
*	Honest Co. Inc.	1,137	18
*	Bridgford Foods Corp.	842	15
			43,317
Energy (1.6%)
*	Plug Power Inc.	443,854	13,626
*	FuelCell Energy Inc.	225,595	2,216
*	TPI Composites Inc.	33,194	1,603
*	Magnolia Oil & Gas Corp. Class A	121,524	1,570
*	Ameresco Inc. Class A	26,358	1,417
*,1	SunPower Corp.	57,455	1,344
	Cactus Inc. Class A	23,885	837
*	DMC Global Inc.	7,247	384

		Shares	Market Value ($000)
*	Maxeon Solar Technologies Ltd.	8,124	127
*	Contango Oil & Gas Co.	21,554	94
*	Vine Energy Inc. Class A	4,332	63
*	Goodrich Petroleum Corp.	5,444	60
*	FTC Solar Inc.	3,879	42
*	Array Technologies Inc.	1,302	21
*	NextDecade Corp.	3,131	6
			23,410
Financials (4.0%)
	First Financial Bankshares Inc.	138,898	6,993
	Houlihan Lokey Inc. Class A	55,838	4,182
	RLI Corp.	37,281	3,932
	Kinsale Capital Group Inc.	22,726	3,783
	FirstCash Inc.	43,672	3,482
	Hamilton Lane Inc. Class A	34,516	3,119
	Moelis & Co. Class A	56,798	3,049
*	Trupanion Inc.	32,431	2,924
	ServisFirst Bancshares Inc.	38,940	2,705
*	Focus Financial Partners Inc. Class A	41,474	2,102
	Cohen & Steers Inc.	26,371	1,928
	PJT Partners Inc. Class A	25,130	1,830
*	eHealth Inc.	27,785	1,813
*	Palomar Holdings Inc.	21,896	1,598
	Brightsphere Investment Group Inc.	66,266	1,476
	Artisan Partners Asset Management Inc. Class A	25,341	1,294
*	BRP Group Inc. Class A	45,874	1,128
	Investors Bancorp Inc.	68,834	1,024
	James River Group Holdings Ltd.	27,909	975
	Federated Hermes Inc.	29,919	951
	Eastern Bankshares Inc.	30,523	684
	Glacier Bancorp Inc.	10,950	638
	Bank First Corp.	6,231	444
	Cowen Inc. Class A	9,892	389
	PennyMac Financial Services Inc.	5,333	334
	Curo Group Holdings Corp.	19,858	328
	StepStone Group Inc. Class A	9,506	301
	National Bank Holdings Corp. Class A	7,050	279
	Greenhill & Co. Inc.	15,797	275
	Kearny Financial Corp.	20,316	266
*	Columbia Financial Inc.	14,868	264
	Walker & Dunlop Inc.	2,602	264
	First Foundation Inc.	10,268	258
	Westamerica BanCorp.	3,773	237
*	Axos Financial Inc.	4,954	235
	Federal Agricultural Mortgage Corp. Class C	2,230	226
	Pzena Investment Management Inc. Class A	18,222	211
	Independent Bank Corp. (XNGS)	2,491	203
	Virtus Investment Partners Inc.	722	203
*	Assetmark Financial Holdings Inc.	7,742	202
	Stock Yards Bancorp Inc.	3,324	179
	Goosehead Insurance Inc. Class A	1,846	166
	Cambridge Bancorp	1,477	127
	GAMCO Investors Inc. Class A	4,944	127
*	NMI Holdings Inc. Class A	5,063	122
	HCI Group Inc.	1,461	118
	Universal Insurance Holdings Inc.	7,860	111
	Lakeland Financial Corp.	1,589	98
*	StoneX Group Inc.	1,357	92

		Shares	Market Value ($000)
*	Customers Bancorp Inc.	2,376	90
	Silvercrest Asset Management Group Inc. Class A	5,225	83
	West BanCorp. Inc	2,543	71
	Hanmi Financial Corp.	3,193	67
*	BayCom Corp.	3,587	66
*	Siebert Financial Corp.	12,060	50
*	Esquire Financial Holdings Inc.	2,026	50
	Altabancorp	1,087	50
	Investors Title Co.	191	34
	Waterstone Financial Inc.	1,611	32
*	Trean Insurance Group Inc.	1,927	32
	Century Bancorp Inc. Class A	270	31
	Value Line Inc.	1,009	31
	Reliant Bancorp Inc.	852	25
	Meridian Corp.	929	25
	FS Bancorp Inc.	334	24
*	Coastal Financial Corp.	764	24
*	Oscar Health Inc. Class A	940	24
*	GWG Holdings Inc.	3,257	22
	Bank7 Corp.	1,191	22
	Heritage Insurance Holdings Inc.	2,112	18
	Hingham Institution for Savings	59	17
	Crawford & Co. Class A	1,693	16
	Northeast Bank	529	16
	Unity Bancorp Inc.	660	16
*	Midwest Holding Inc.	307	13
	Luther Burbank Corp.	965	12
	Greene County Bancorp Inc.	310	9
*,2	BM Technologies Inc. (Acquired 12/17/20, Cost $4)	325	4
			58,643
Health Care (30.9%)
*	Arrowhead Pharmaceuticals Inc.	110,065	7,991
*	Mirati Therapeutics Inc.	46,020	7,278
*	STAAR Surgical Co.	49,267	7,194
*	Natera Inc.	76,401	7,192
*	HealthEquity Inc.	86,289	7,172
*	Ultragenyx Pharmaceutical Inc.	68,347	6,952
*	LHC Group Inc.	32,715	6,440
*	Omnicell Inc.	45,726	6,356
*	Fate Therapeutics Inc.	81,881	6,272
*	Bridgebio Pharma Inc.	101,466	6,007
*	Halozyme Therapeutics Inc.	143,215	5,931
*	Nevro Corp.	36,628	5,520
*	Shockwave Medical Inc.	30,659	5,516
*	Inspire Medical Systems Inc.	28,202	5,480
*	Blueprint Medicines Corp.	59,654	5,449
*	Twist Bioscience Corp.	50,603	5,430
*	Neogen Corp.	56,782	5,242
*	Medpace Holdings Inc.	29,747	4,970
*	NeoGenomics Inc.	117,067	4,803
	Select Medical Holdings Corp.	116,995	4,688
*	Pacific Biosciences of California Inc.	172,129	4,656
	Ensign Group Inc.	55,653	4,630
*	Biohaven Pharmaceutical Holding Co. Ltd.	51,770	4,504
*	Intellia Therapeutics Inc.	59,130	4,431
*	CareDx Inc.	54,032	4,344
*	Denali Therapeutics Inc.	67,647	4,302
	CONMED Corp.	29,298	4,034

		Shares	Market Value ($000)
*	TG Therapeutics Inc.	111,768	3,897
*	NuVasive Inc.	55,210	3,765
*	Invitae Corp.	130,700	3,762
*	Apellis Pharmaceuticals Inc.	64,624	3,637
*	Merit Medical Systems Inc.	58,418	3,525
*	AtriCure Inc.	46,994	3,512
*	Glaukos Corp.	45,922	3,379
*,1	Beam Therapeutics Inc.	42,934	3,359
*	Cantel Medical Corp.	40,774	3,316
*	1Life Healthcare Inc.	84,521	3,127
*	Livanova plc	37,092	3,099
*	R1 RCM Inc.	129,736	3,003
*	Kodiak Sciences Inc.	35,510	2,969
*	Emergent BioSolutions Inc.	48,549	2,944
*	Allakos Inc.	28,219	2,863
*	Arvinas Inc.	38,931	2,832
*	Veracyte Inc.	71,301	2,784
*	Pacira BioSciences Inc.	45,845	2,781
*	Insmed Inc.	109,051	2,683
*	Novavax Inc.	17,893	2,641
*	PTC Therapeutics Inc.	66,537	2,613
*	Amicus Therapeutics Inc.	277,394	2,569
*	Inovalon Holdings Inc. Class A	80,330	2,519
*	Turning Point Therapeutics Inc.	37,543	2,485
*	Vericel Corp.	43,216	2,442
*	Editas Medicine Inc. Class A	71,874	2,440
*	Vir Biotechnology Inc.	57,661	2,417
	Healthcare Services Group Inc.	80,289	2,408
*	BioCryst Pharmaceuticals Inc.	150,135	2,368
*	iRhythm Technologies Inc.	31,089	2,346
*	Dicerna Pharmaceuticals Inc.	71,272	2,323
*	NanoString Technologies Inc.	41,261	2,290
*	Corcept Therapeutics Inc.	104,750	2,263
*	Xencor Inc.	56,631	2,178
*	AdaptHealth Corp. Class A	80,829	2,117
*	SpringWorks Therapeutics Inc.	25,959	2,117
*,1	Sorrento Therapeutics Inc.	269,868	2,029
*	Integer Holdings Corp.	22,239	2,012
*	Ironwood Pharmaceuticals Inc. Class A	171,893	1,989
*	Health Catalyst Inc.	36,262	1,947
*	ModivCare Inc.	13,028	1,918
*	Karuna Therapeutics Inc.	17,064	1,908
*	Axonics Inc.	32,648	1,883
*	Progyny Inc.	28,850	1,848
*	Ligand Pharmaceuticals Inc.	15,575	1,833
*	Axsome Therapeutics Inc.	29,625	1,799
*	Phreesia Inc.	36,307	1,797
*	Lantheus Holdings Inc.	71,608	1,736
*	Rocket Pharmaceuticals Inc.	40,445	1,719
	Luminex Corp.	46,399	1,712
*	Cardiovascular Systems Inc.	42,415	1,662
*	FibroGen Inc.	78,066	1,659
*	Surgery Partners Inc.	27,931	1,635
*	Zentalis Pharmaceuticals Inc.	29,023	1,621
	U.S. Physical Therapy Inc.	13,673	1,591
*	Option Care Health Inc.	86,560	1,587
*	Ortho Clinical Diagnostics Holdings plc Class H	75,864	1,559
*	Addus HomeCare Corp.	16,004	1,539

		Shares	Market Value ($000)
*	Revance Therapeutics Inc.	51,655	1,529
*,1	Inovio Pharmaceuticals Inc.	200,299	1,512
*	Kura Oncology Inc.	67,520	1,502
*	Allogene Therapeutics Inc.	58,289	1,498
*	REGENXBIO Inc.	41,330	1,458
*	Silk Road Medical Inc.	29,494	1,433
*	Accolade Inc.	27,970	1,412
*	Deciphera Pharmaceuticals Inc.	41,417	1,397
*	Cytokinetics Inc.	62,916	1,373
*	REVOLUTION Medicines Inc.	45,680	1,366
*	Quanterix Corp.	25,996	1,339
*	Sangamo Therapeutics Inc.	123,086	1,327
*	Translate Bio Inc.	73,656	1,327
*	Protagonist Therapeutics Inc.	37,630	1,321
*	Codexis Inc.	61,710	1,265
*	Seres Therapeutics Inc.	59,719	1,261
*	Relay Therapeutics Inc.	38,741	1,244
*	Heron Therapeutics Inc.	93,654	1,243
*	RadNet Inc.	46,947	1,243
*	Inari Medical Inc.	14,264	1,240
*	Avid Bioservices Inc.	58,213	1,239
*	CorVel Corp.	9,483	1,182
*	Y-mAbs Therapeutics Inc.	32,536	1,166
*	Generation Bio Co.	34,029	1,166
*	Ocular Therapeutix Inc.	77,928	1,135
*	Arcus Biosciences Inc.	45,581	1,131
*	MannKind Corp.	244,910	1,082
*	Affimed NV	122,017	1,082
*	Intra-Cellular Therapies Inc.	27,284	1,075
*,1	Fulgent Genetics Inc.	14,502	1,074
*	Magellan Health Inc.	11,327	1,067
*	Tactile Systems Technology Inc.	19,837	1,067
*	Krystal Biotech Inc.	16,102	1,050
*	Madrigal Pharmaceuticals Inc.	9,329	1,048
*	Zogenix Inc.	59,314	1,041
*	Cerus Corp.	177,928	1,030
*	Joint Corp.	14,256	1,013
*	Replimune Group Inc.	25,985	1,013
*	Tabula Rasa HealthCare Inc.	22,886	989
*,1	Omeros Corp.	63,090	958
*	Prestige Consumer Healthcare Inc.	19,145	955
*	CryoLife Inc.	32,939	949
*	PetIQ Inc. Class A	23,005	945
*	Radius Health Inc.	48,574	937
*	SI-BONE Inc.	31,051	937
*	Pennant Group Inc.	27,253	934
	Atrion Corp.	1,503	933
*	Castle Biosciences Inc.	15,564	933
*	Innoviva Inc.	68,287	918
*	Applied Molecular Transport Inc.	18,748	899
*	Travere Thrapeutics Inc.	59,148	897
*	Alector Inc.	50,173	893
*	Collegium Pharmaceutical Inc.	37,026	885
*	Atara Biotherapeutics Inc.	63,493	861
*	OptimizeRx Corp.	17,427	856
*	ALX Oncology Holdings Inc.	14,739	834
*	Meridian Bioscience Inc.	39,914	829
*	Mersana Therapeutics Inc.	57,510	824

		Shares	Market Value ($000)
*	Coherus Biosciences Inc.	62,572	823
*	Inogen Inc.	13,236	818
*	Axogen Inc.	39,986	812
*	Rhythm Pharmaceuticals Inc.	40,724	799
*	Dynavax Technologies Corp.	97,096	796
*	OrthoPediatrics Corp.	14,047	794
*	Anavex Life Sciences Corp.	62,420	777
*	Surmodics Inc.	14,253	756
*	Amphastar Pharmaceuticals Inc.	39,696	751
*	Apollo Medical Holdings Inc.	21,532	751
*	Theravance Biopharma Inc.	43,477	751
*	Tenet Healthcare Corp.	11,157	747
*	Alphatec Holdings Inc.	51,353	745
*	Morphic Holding Inc.	15,027	742
*	Scholar Rock Holding Corp.	27,351	735
*	Keros Therapeutics Inc.	13,365	729
	LeMaitre Vascular Inc.	14,223	728
*	Kadmon Holdings Inc.	188,181	723
*	Agenus Inc.	169,039	720
*	Forma Therapeutics Holdings Inc.	25,509	716
*	Cutera Inc.	18,532	711
*	Karyopharm Therapeutics Inc.	76,635	711
	National Research Corp.	14,793	708
*	Antares Pharma Inc.	177,641	705
*,1	CEL-SCI Corp.	32,558	700
*	TransMedics Group Inc.	26,846	688
*	Rigel Pharmaceuticals Inc.	184,722	687
*	MacroGenics Inc.	21,007	676
*	Cassava Sciences Inc.	12,544	676
*	Constellation Pharmaceuticals Inc.	33,293	660
*	Cortexyme Inc.	15,743	651
*	Arcutis Biotherapeutics Inc.	24,696	651
*	Aerie Pharmaceuticals Inc.	39,751	648
*	Personalis Inc.	28,178	634
*	Arcturus Therapeutics Holdings Inc.	21,537	629
*	Intersect ENT Inc.	34,846	615
*	Immunovant Inc.	40,373	612
*	Syndax Pharmaceuticals Inc.	33,212	610
*	Avidity Biosciences Inc.	25,692	610
*	Pliant Therapeutics Inc.	20,257	609
*	Endo International plc	103,432	607
*	IGM Biosciences Inc.	8,127	607
*	Amneal Pharmaceuticals Inc.	106,558	603
*	Cara Therapeutics Inc.	43,883	596
*	Allovir Inc.	24,999	586
*	Tivity Health Inc.	22,156	580
*	Ardelyx Inc.	80,370	575
*	Stoke Therapeutics Inc.	14,477	574
	Phibro Animal Health Corp. Class A	20,242	571
*	Catalyst Pharmaceuticals Inc.	102,588	567
*	Nurix Therapeutics Inc.	20,218	564
*,1	Esperion Therapeutics Inc.	27,835	554
*	Sutro Biopharma Inc.	29,752	554
*	ImmunoGen Inc.	88,593	547
*	Akebia Therapeutics Inc.	155,484	546
*	Relmada Therapeutics Inc.	15,665	542
*	ChemoCentryx Inc.	53,045	538
*	Heska Corp.	2,657	526

		Shares	Market Value ($000)
*	Marinus Pharmaceuticals Inc.	31,067	523
*	ORIC Pharmaceuticals Inc.	22,630	517
*	Vaxcyte Inc.	24,435	515
*	BioLife Solutions Inc.	15,326	510
*	Crinetics Pharmaceuticals Inc.	28,864	507
*	Epizyme Inc.	61,247	504
*,1	VBI Vaccines Inc.	155,159	501
*	ImmunityBio Inc.	28,528	501
*	Precision BioSciences Inc.	47,310	498
*	Aspira Women's Health Inc.	86,211	482
*	ZIOPHARM Oncology Inc.	156,295	475
*	Annexon Inc.	22,498	475
*	CytomX Therapeutics Inc.	65,641	470
*	Organogenesis Holdings Inc. Class A	26,174	467
*	Intercept Pharmaceuticals Inc.	27,844	463
*	Cue Biopharma Inc.	32,075	460
*	Bioxcel Therapeutics Inc.	13,710	453
*,1	Clovis Oncology Inc.	87,637	450
*	Eagle Pharmaceuticals Inc.	11,340	449
*	Dermtech Inc.	10,940	448
*	Phathom Pharmaceuticals Inc.	12,477	441
*	OraSure Technologies Inc.	45,807	440
*	Provention Bio Inc.	56,642	431
*	Albireo Pharma Inc.	12,860	430
*	Vapotherm Inc.	21,372	423
*	BioAtla Inc.	9,777	421
*	Pulmonx Corp.	9,789	420
*	Nkarta Inc.	17,193	419
*	Accuray Inc.	98,092	418
*	Kymera Therapeutics Inc.	8,664	417
*	Outset Medical Inc.	8,409	406
*	PMV Pharmaceuticals Inc.	11,764	405
*	Flexion Therapeutics Inc.	47,682	399
*	Durect Corp.	237,978	393
*	SIGA Technologies Inc.	55,411	391
*	Precigen Inc.	59,076	390
*	NGM Biopharmaceuticals Inc.	25,636	386
*	Akero Therapeutics Inc.	14,502	380
*	Stereotaxis Inc.	47,386	380
*	G1 Therapeutics Inc.	17,432	379
*,1	TherapeuticsMD Inc.	306,643	371
*	ChromaDex Corp.	44,500	369
*	Athenex Inc.	77,448	363
*	Seer Inc. Class A	12,237	362
*	CytoSorbents Corp.	44,586	361
*	Kiniksa Pharmaceuticals Ltd. Class A	26,471	361
*	Paratek Pharmaceuticals Inc.	43,684	359
*	Puma Biotechnology Inc.	33,993	359
*	iCAD Inc.	21,536	354
*	PAVmed Inc.	66,580	353
*	Supernus Pharmaceuticals Inc.	11,789	352
*	BioDelivery Sciences International Inc.	98,580	348
*	iTeos Therapeutics Inc.	16,652	342
*	Avrobio Inc.	37,905	341
*	Neoleukin Therapeutics Inc.	33,954	341
*	C4 Therapeutics Inc.	9,167	339
*	Oncocyte Corp.	76,029	336
*	Evelo Biosciences Inc.	24,571	330

		Shares	Market Value ($000)
*	Cullinan Oncology Inc.	11,087	330
*	Quotient Ltd.	79,177	329
*	Syros Pharmaceuticals Inc.	50,325	325
*,1	Vaxart Inc.	48,537	321
*	Applied Therapeutics Inc.	16,647	320
*	Arena Pharmaceuticals Inc.	5,224	319
*	Athersys Inc.	190,322	318
*	MeiraGTx Holdings plc	22,976	317
*	Sientra Inc.	45,274	315
*	Natus Medical Inc.	11,636	312
*	Zynex Inc.	20,492	312
*	Kronos Bio Inc.	12,573	307
*	Shattuck Labs Inc.	11,273	306
*	Verastem Inc.	77,906	301
*	Harpoon Therapeutics Inc.	14,398	297
*	Fortress Biotech Inc.	73,110	295
*	Prelude Therapeutics Inc.	8,484	295
*	Silverback Therapeutics Inc.	10,706	295
*	Viemed Healthcare Inc.	37,339	292
*	MEI Pharma Inc.	100,203	289
*	Spero Therapeutics Inc.	19,909	289
*,1	iBio Inc.	199,415	289
*	ViewRay Inc.	48,992	288
*	Olema Pharmaceuticals Inc.	10,230	286
*	InfuSystem Holdings Inc.	15,411	285
*	Adverum Biotechnologies Inc.	81,363	282
*	Aeglea BioTherapeutics Inc.	41,821	276
*	Pulse Biosciences Inc.	15,072	272
*	Akouos Inc.	20,603	269
*	Dyne Therapeutics Inc.	13,969	267
*	Kinnate Biopharma Inc.	11,389	267
*,1	Ontrak Inc.	8,688	264
*	Accelerate Diagnostics Inc.	34,632	263
*	Eiger BioPharmaceuticals Inc.	33,414	263
*	Atreca Inc. Class A	29,152	263
*	Black Diamond Therapeutics Inc.	19,665	258
*,1	908 Devices Inc.	6,136	258
*	Evolent Health Inc. Class A	12,854	250
*	Passage Bio Inc.	18,906	250
*	Homology Medicines Inc.	37,418	248
*	Atea Pharmaceuticals Inc.	12,150	248
*	Molecular Templates Inc.	27,519	246
*	WaVe Life Sciences Ltd.	35,742	244
	Utah Medical Products Inc.	2,816	241
*	Aligos Therapeutics Inc.	8,651	241
*	Hookipa Pharma Inc.	14,292	239
*,1	Co-Diagnostics Inc.	29,328	237
*	Athira Pharma Inc.	11,879	237
*	Chiasma Inc.	55,718	236
*	Frequency Therapeutics Inc.	26,721	236
*	Eargo Inc.	6,935	236
*,1	CorMedix Inc.	32,522	235
*	Magenta Therapeutics Inc.	19,024	235
*	Poseida Therapeutics Inc.	27,864	235
*,1	Kala Pharmaceuticals Inc.	41,309	233
*	Lexicon Pharmaceuticals Inc.	53,069	233
*,1	UroGen Pharma Ltd.	13,157	232
*	Harrow Health Inc.	24,916	229

		Shares	Market Value ($000)
*	Gossamer Bio Inc.	26,333	223
*	Rapt Therapeutics Inc.	11,457	221
*	Ovid therapeutics Inc.	51,578	214
*,1	Vor BioPharma Inc.	9,636	203
*	Apria Inc.	6,559	200
*	Acutus Medical Inc.	12,210	199
*,1	MediciNova Inc.	46,942	198
*	Pieris Pharmaceuticals Inc.	57,327	197
*	BeyondSpring Inc.	18,824	195
*	Chinook Therapeutics Inc.	11,737	194
*	ANI Pharmaceuticals Inc.	5,521	190
*	Bolt Biotherapeutics Inc.	10,698	187
*	Praxis Precision Medicines Inc.	9,474	186
*	Corbus Pharmaceuticals Holdings Inc.	84,589	184
*	iRadimed Corp.	6,582	183
*	Mustang Bio Inc.	54,779	183
*	Fennec Pharmaceuticals Inc.	24,316	179
*	Tarsus Pharmaceuticals Inc.	5,281	176
*	UNITY Biotechnology Inc.	38,813	174
*	4D Molecular Therapeutics Inc.	6,558	174
*	89bio Inc.	9,100	172
*	Soliton Inc.	7,591	169
*	Harmony Biosciences Holdings Inc.	5,253	168
*	Taysha Gene Therapies Inc.	7,451	168
*	Calithera Biosciences Inc.	73,095	167
*	Kindred Biosciences Inc.	34,559	167
*	Rubius Therapeutics Inc.	6,821	167
*	Inozyme Pharma Inc.	10,070	165
*	XOMA Corp.	5,580	164
*	Fulcrum Therapeutics Inc.	18,391	164
*	Galectin Therapeutics Inc.	40,110	159
*	Verrica Pharmaceuticals Inc.	13,606	153
*	Selecta Biosciences Inc.	34,977	152
*	Checkpoint Therapeutics Inc.	55,744	149
*,1	Xeris Pharmaceuticals Inc.	47,474	148
*	Inhibrx Inc.	6,980	148
*	Tricida Inc.	31,443	145
*	NextCure Inc.	16,651	131
*	Eton Pharmaceuticals Inc.	18,554	131
*	Codiak Biosciences Inc.	5,799	131
*	Cerecor Inc.	48,845	129
*	Repro-Med Systems Inc.	29,984	128
*,1	Retractable Technologies Inc.	13,933	127
*	Terns Pharmaceuticals Inc.	7,330	125
*	Hanger Inc.	4,789	124
*	Optinose Inc.	38,870	124
*	Voyager Therapeutics Inc.	28,738	122
*	Genprex Inc.	32,732	122
*	Tyme Technologies Inc.	78,556	121
*	Oyster Point Pharma Inc.	6,722	120
*	BrainStorm Cell Therapeutics Inc.	32,952	118
*	Oncorus Inc.	6,670	115
*	Minerva Neurosciences Inc.	38,663	114
*	Strongbridge Biopharma plc	45,062	114
*	Agile Therapeutics Inc.	70,363	113
*	Bioventus Inc. Class A	6,320	112
*,1	Kaleido Biosciences Inc.	15,439	111
*	ContraFect Corp.	27,590	111

		Shares	Market Value ($000)
*	AVEO Pharmaceuticals Inc.	14,889	109
*,1	Nemaura Medical Inc.	8,032	109
*,1	Talis Biomedical Corp.	11,232	109
*	ADMA Biologics Inc.	61,154	107
*	Evolus Inc.	9,784	106
*	KalVista Pharmaceuticals Inc.	3,861	104
*	CASI Pharmaceuticals Inc.	63,717	102
*	Tela Bio Inc.	7,390	102
*	Misonix Inc.	5,232	100
*	NexImmune Inc.	5,366	100
*	BioSig Technologies Inc.	27,001	98
*	Neubase Therapeutics Inc.	18,929	98
*	Milestone Scientific Inc.	46,602	97
*	Liquidia Corp.	31,487	95
*	VolitionRX Ltd.	27,040	94
*	Centogene BV	9,438	93
*	Exicure Inc.	54,912	92
*	La Jolla Pharmaceutical Co.	20,667	89
*	Enanta Pharmaceuticals Inc.	1,805	88
*	Galera Therapeutics Inc.	9,851	84
*	Spruce Biosciences Inc.	5,959	84
*	Aquestive Therapeutics Inc.	22,087	82
*,1	Beyond Air Inc.	15,999	79
*	Exagen Inc.	5,563	79
*	Sensei Biotherapeutics Inc.	6,367	79
*	LogicBio Therapeutics Inc.	17,867	78
*	NantHealth Inc.	29,124	76
*	Sigilon Therapeutics Inc.	6,500	76
*	Angion Biomedica Corp.	4,876	75
*	Electromed Inc.	7,324	72
*	Champions Oncology Inc.	7,567	71
*	Assembly Biosciences Inc.	17,374	69
*,1	Marker Therapeutics Inc.	23,791	69
*	Evofem Biosciences Inc.	79,581	68
*	Cidara Therapeutics Inc.	33,077	67
*	Ideaya Biosciences Inc.	3,270	66
*	Aravive Inc.	12,647	65
*	Dyadic International Inc.	16,865	64
*,1	Nymox Pharmaceutical Corp.	42,120	64
*	Foghorn Therapeutics Inc.	6,165	64
*	Alignment Healthcare Inc.	2,554	64
*	Rockwell Medical Inc.	71,468	62
*	Chembio Diagnostics Inc.	19,479	62
*	Soleno Therapeutics Inc.	59,882	62
*,1	IMARA Inc.	8,340	61
*	Odonate Therapeutics Inc.	17,111	59
*	Landos Biopharma Inc.	5,273	58
*	PhaseBio Pharmaceuticals Inc.	16,341	55
*	Aveanna Healthcare Holdings Inc.	4,771	55
*	Triple-S Management Corp. Class B	2,087	53
*	Decibel Therapeutics Inc.	5,945	53
*	agilon health Inc.	1,467	53
*	Gritstone bio Inc.	5,622	52
*	Axcella Health Inc.	16,354	52
*	SQZ Biotechnologies Co.	3,793	51
*	Checkmate Pharmaceuticals Inc.	7,429	50
*,1	Cohbar Inc.	39,425	49
*	Satsuma Pharmaceuticals Inc.	9,485	49

		Shares	Market Value ($000)
*	Lyra Therapeutics Inc.	6,878	49
*	Progenity Inc.	18,918	49
*	Immunic Inc.	3,575	48
*	Eloxx Pharmaceuticals Inc.	30,375	47
*	Recro Pharma Inc.	20,323	47
*	Biodesix Inc.	3,209	46
*,1	Lucira Health Inc.	8,877	44
*	scPharmaceuticals Inc.	7,191	41
*	Privia Health Group Inc.	1,268	41
*	Protara Therapeutics Inc.	4,222	40
*	Apyx Medical Corp.	4,023	39
*	Edgewise Therapeutics Inc.	1,366	39
*	Design Therapeutics Inc.	1,405	37
*	Fluidigm Corp.	6,140	36
*	Mirum Pharmaceuticals Inc.	2,152	36
*	Immunome Inc.	1,725	36
*	Abeona Therapeutics Inc.	21,164	35
*	vTv Therapeutics Inc. Class A	14,367	35
*	Aprea Therapeutics Inc.	7,993	34
*	TCR2 Therapeutics Inc.	1,703	33
*	Avenue Therapeutics Inc.	6,729	33
*,1	Scopus Biopharma Inc.	4,631	33
*	Treace Medical Concepts, Inc.	1,007	33
*,1	Catabasis Pharmaceuticals Inc.	14,853	30
*	Prometheus Biosciences Inc.	1,308	30
*	AcelRx Pharmaceuticals Inc.	20,613	29
*	UFP Technologies Inc.	527	29
*	Viking Therapeutics Inc.	5,348	28
*,1	Osmotica Pharmaceuticals plc	9,208	27
*	Venus Concept Inc.	12,740	26
*	Metacrine Inc.	5,580	23
*,1	Aziyo Biologics Inc. Class A	1,816	23
*	Graybug Vision Inc.	5,588	22
*	VYNE Therapeutics Inc.	5,577	22
*	Innovage Holding Corp.	1,030	22
*	Day One Biopharmaceuticals Inc.	920	22
*	Bellerophon Therapeutics Inc.	4,770	20
*,3	Alder Biopharmaceuticals Inc. CVR	20,196	18
*,1,3	Tobira Therapeutics Inc. CVR	3,989	18
*	Rain Therapeutics Inc.	848	17
*	Agiliti Inc.	798	17
*	Orgenesis Inc.	3,362	16
*	Akoya Biosciences Inc.	793	16
*	NeuroPace Inc.	675	15
*	Solid Biosciences Inc.	3,613	14
*	Neurobo Pharmaceuticals Inc.	4,592	13
*	Recursion Pharmaceuticals Inc. Class A	480	13
*	Talaris Therapeutics Inc.	812	13
*	Ikena Oncology Inc.	678	12
*	Impel Neuropharma Inc.	1,115	12
*	Singular Genomics Systems Inc.	459	12
*	Instil Bio Inc.	423	8
*	Biomea Fusion Inc.	448	8
*	Reneo Pharmaceuticals Inc.	658	7
*	Finch Therapeutics Group Inc.	388	6
*	Longboard Pharmaceuticals Inc.	556	5
*	Sotera Health Co.	171	4
*	Werewolf Therapeutics Inc.	227	3

		Shares	Market Value ($000)
*,3	Synergy Pharmaceuticals Inc.	124,654	—
*,3	Progenics Pharmaceuticals Inc. CVR	71,640	—
*,3	Omthera Pharmaceutical CVR	2,001	—
*,3	Prevail Therapeutics Inc. CVR	58	—
			452,393
Industrials (15.5%)
	Louisiana-Pacific Corp.	118,282	7,950
*	TopBuild Corp.	35,625	7,056
	Tetra Tech Inc.	58,043	6,934
	Advanced Drainage Systems Inc.	60,684	6,883
*	Saia Inc.	28,313	6,517
	Maximus Inc.	65,958	6,112
	Simpson Manufacturing Co. Inc.	46,865	5,264
	Exponent Inc.	55,299	5,045
*	Builders FirstSource Inc.	112,917	5,029
	John Bean Technologies Corp.	33,732	4,858
*	ACI Worldwide Inc.	123,396	4,721
*	ASGN Inc.	45,353	4,675
*	Itron Inc.	47,306	4,511
*	AMN Healthcare Services Inc.	50,262	4,458
	Brink's Co.	53,015	3,998
*	Atkore Inc.	50,404	3,891
	Franklin Electric Co. Inc.	46,104	3,868
	Aerojet Rocketdyne Holdings Inc.	77,888	3,774
*	ExlService Holdings Inc.	35,589	3,629
*	TriNet Group Inc.	44,306	3,338
*	Kratos Defense & Security Solutions Inc.	130,479	3,263
*	Masonite International Corp.	26,174	3,129
	Badger Meter Inc.	31,340	2,995
	AAON Inc.	44,126	2,923
	Installed Building Products Inc.	24,576	2,915
	EVERTEC Inc.	64,800	2,821
	Werner Enterprises Inc.	57,045	2,738
*	Proto Labs Inc.	28,759	2,571
*	AeroVironment Inc.	23,312	2,556
	Federal Signal Corp.	59,292	2,519
	HB Fuller Co.	36,321	2,511
	Albany International Corp. Class A	27,261	2,436
*	O-I Glass Inc.	130,872	2,412
*	CryoPort Inc.	42,934	2,401
	ESCO Technologies Inc.	25,313	2,396
*	Bloom Energy Corp. Class A	89,958	2,174
	Brady Corp. Class A	37,995	2,174
*	SPX Corp.	34,310	2,149
	TTEC Holdings Inc.	19,568	2,121
	Kadant Inc.	12,297	2,066
*	Verra Mobility Corp. Class A	144,109	2,054
	Patrick Industries Inc.	22,729	1,948
	Lindsay Corp.	11,621	1,913
*	WillScot Mobile Mini Holdings Corp.	65,428	1,897
*	Vicor Corp.	20,855	1,879
	CSW Industrials Inc.	14,717	1,793
	Watts Water Technologies Inc. Class A	13,141	1,786
*	Dycom Industries Inc.	23,784	1,782
	Insperity Inc.	19,309	1,780
	Forward Air Corp.	18,146	1,758
*	OSI Systems Inc.	18,230	1,757
*	Repay Holdings Corp. Class A	71,962	1,634

		Shares	Market Value ($000)
	Tennant Co.	19,669	1,627
	Applied Industrial Technologies Inc.	16,521	1,618
*	Air Transport Services Group Inc.	63,368	1,574
*	Meritor Inc.	56,830	1,478
	Shyft Group Inc.	37,250	1,452
*	Evo Payments Inc. Class A	49,404	1,415
*	Ferro Corp.	65,408	1,413
	Alamo Group Inc.	8,653	1,334
	Kforce Inc.	21,244	1,332
*	FARO Technologies Inc.	17,557	1,328
	McGrath RentCorp.	14,738	1,263
	Mesa Laboratories Inc.	5,116	1,259
*	Cardtronics plc Class A	28,243	1,100
	ManTech International Corp. Class A	12,480	1,086
	Helios Technologies Inc.	14,879	1,057
*	NV5 Global Inc.	10,851	991
	Douglas Dynamics Inc.	22,150	971
*	Welbilt Inc.	39,301	971
*	MYR Group Inc.	11,040	961
	Comfort Systems USA Inc.	11,247	932
	Primoris Services Corp.	28,850	917
	ICF International Inc.	9,708	853
	Chase Corp.	7,945	842
*	Energy Recovery Inc.	43,149	820
	KBR Inc.	18,896	770
*	Forterra Inc.	31,139	728
	Otter Tail Corp.	14,676	704
	Cass Information Systems Inc.	15,166	692
	Enerpac Tool Group Corp. Class A	23,981	657
*	Gibraltar Industries Inc.	7,933	630
	EMCOR Group Inc.	4,984	629
*	I3 Verticals Inc. Class A	19,895	618
*	Cimpress plc	6,218	618
*	PGT Innovations Inc.	22,774	550
	Marten Transport Ltd.	31,502	537
*	PAE Inc.	62,816	510
*	Forrester Research Inc.	11,804	507
	Rexnord Corp.	9,932	496
	CRA International Inc.	6,040	494
*	Napco Security Technologies Inc.	15,138	493
*	MasTec Inc.	4,212	490
*	International Money Express Inc.	30,231	462
*	Montrose Environmental Group Inc.	8,765	439
*	Construction Partners Inc. Class A	13,510	435
*	Franklin Covey Co.	13,734	426
	EnerSys	4,221	398
*	GreenSky Inc. Class A	66,838	392
*	Transcat Inc.	7,402	391
	Allied Motion Technologies Inc.	10,342	366
*	ShotSpotter Inc.	8,755	356
*	Daseke Inc.	48,837	354
*	Iteris Inc.	44,992	332
*	Luna Innovations Inc.	32,091	326
*	Cornerstone Building Brands Inc.	18,950	321
	Myers Industries Inc.	13,950	307
*	CBIZ Inc.	8,970	298
*	Willdan Group Inc.	7,543	274
*	ExOne Co.	11,797	252

		Shares	Market Value ($000)
*	Vivint Smart Home Inc.	17,845	248
*	Vectrus Inc.	4,763	243
	Granite Construction Inc.	5,631	227
*	Atlanticus Holdings Corp.	5,465	216
*	HC2 Holdings Inc.	52,483	210
	UniFirst Corp.	925	205
*	Green Dot Corp. Class A	4,879	198
*	Orion Energy Systems Inc.	30,053	193
*	Lawson Products Inc.	2,994	181
*	Blue Bird Corp.	6,782	177
*	Herc Holdings Inc.	1,518	175
*	IES Holdings Inc.	3,271	174
	Kaman Corp.	3,176	171
	Apogee Enterprises Inc.	4,355	166
*	EVI Industries Inc.	5,415	163
*	Hayward Holdings Inc.	6,054	154
	Mueller Water Products Inc. Class A	10,337	150
	Universal Logistics Holdings Inc.	5,959	149
	Raven Industries Inc.	3,141	139
	CAI International Inc.	3,226	138
*	Atlas Air Worldwide Holdings Inc.	1,809	136
	Pactiv Evergreen Inc.	8,684	129
*	Huron Consulting Group Inc.	2,330	127
*,1	Wrap Technologies Inc.	13,295	119
*	Paysign Inc.	34,733	115
*	Alpha Pro Tech Ltd.	13,621	112
*	Diversey Holdings Ltd.	6,448	109
*	Sterling Construction Co. Inc.	4,700	106
	Gorman-Rupp Co.	2,810	101
*	Sykes Enterprises Inc.	2,297	96
*	PFSweb Inc.	11,317	85
*	Dorian LPG Ltd.	5,697	81
*	REV Group Inc.	3,648	68
*	Cross Country Healthcare Inc.	4,182	65
*	Ibex Ltd.	2,691	59
*	Priority Technology Holdings Inc.	7,665	59
	Barrett Business Services Inc.	569	42
*	Aspen Aerogels Inc.	1,944	39
	Luxfer Holdings plc	1,581	36
	National Presto Industries Inc.	333	34
*	Agrify Corp.	2,762	26
*	Ardmore Shipping Corp.	4,046	18
*	TuSimple Holdings Inc. Class A	447	17
	U.S. Lime & Minerals Inc.	106	15
*	PAM Transportation Services Inc.	204	12
*	Gencor Industries Inc.	721	9
*	Flywire Corp.	167	6
*	ZipRecruiter Inc. Class A	218	5
*	Paymentus Holdings Inc. Class A	133	4
			226,115
Other (0.0%)[4]
*	Vera Therapeutics Inc.	585	10
*,3	Aduro Biotech Inc.	9,451	6
*,1,3	GTX Inc. CVR	530	—
*,3	NewStar Financial Inc. CVR	2,171	—
			16

		Shares	Market Value ($000)
Real Estate (3.5%)
	EastGroup Properties Inc.	40,049	6,331
*	Redfin Corp.	107,257	6,331
	QTS Realty Trust Inc. Class A	64,979	4,118
*	Ryman Hospitality Properties Inc.	46,921	3,515
	PS Business Parks Inc.	21,683	3,360
	National Storage Affiliates Trust	67,283	3,102
	Uniti Group Inc.	208,386	2,263
	Four Corners Property Trust Inc.	79,103	2,196
	Terreno Realty Corp.	30,998	1,972
	Innovative Industrial Properties Inc.	10,467	1,886
	Easterly Government Properties Inc.	87,632	1,817
*	eXp World Holdings Inc.	53,758	1,734
	Monmouth Real Estate Investment Corp.	90,318	1,702
	Community Healthcare Trust Inc.	23,715	1,121
	National Health Investors Inc.	15,403	1,015
	St. Joe Co.	17,504	819
	Universal Health Realty Income Trust	11,813	817
*	Cushman & Wakefield plc	40,465	769
	Safehold Inc.	10,594	743
	UMH Properties Inc.	30,901	655
	LTC Properties Inc.	15,902	623
	Alexander's Inc.	2,191	594
	RMR Group Inc. Class A	14,691	575
	Plymouth Industrial REIT Inc.	26,732	512
	STAG Industrial Inc.	13,789	492
	Saul Centers Inc.	10,850	482
	CareTrust REIT Inc.	14,018	326
	Gladstone Land Corp.	11,051	256
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,183	206
	NexPoint Residential Trust Inc.	3,638	189
	Gladstone Commercial Corp.	8,075	175
	Indus Realty Trust Inc.	2,373	156
	CIM Commercial Trust Corp.	11,983	144
	Clipper Realty Inc.	13,968	113
	Broadstone Net Lease Inc.	5,027	110
*	Marcus & Millichap Inc.	2,325	91
	Bluerock Residential Growth REIT Inc. Class A	8,371	81
	CatchMark Timber Trust Inc. Class A	5,661	68
*	Fathom Holdings Inc.	1,750	58
	NETSTREIT Corp.	2,403	54
*	Maui Land & Pineapple Co. Inc.	3,102	33
*	Avalon GloboCare Corp.	15,632	18
*	Compass Inc. Class A	641	9
			51,631
Technology (17.7%)
	Brooks Automation Inc.	78,273	7,991
*	Lattice Semiconductor Corp.	146,489	7,774
*	II-VI Inc.	97,384	6,561
*	Silicon Laboratories Inc.	46,642	6,369
*	Digital Turbine Inc.	90,783	6,007
*	J2 Global Inc.	46,678	5,813
*	Blackline Inc.	54,862	5,704
*	Varonis Systems Inc. Class B	109,322	5,280
	Power Integrations Inc.	63,474	5,217
*	Q2 Holdings Inc.	54,267	5,152
*	Novanta Inc.	36,845	5,120
	CMC Materials Inc.	31,264	4,825

		Shares	Market Value ($000)
*	Upwork Inc.	99,756	4,696
*	Rapid7 Inc.	55,616	4,652
*	Synaptics Inc.	35,562	4,493
*	Sailpoint Technologies Holdings Inc.	94,716	4,407
*	Semtech Corp.	69,402	4,372
*	Alarm.com Holdings Inc.	51,256	4,197
	Advanced Energy Industries Inc.	40,843	4,166
*	Envestnet Inc.	57,263	4,121
*	Workiva Inc. Class A	42,715	4,054
*	Blackbaud Inc.	52,297	3,697
*	LivePerson Inc.	67,070	3,686
*	Box Inc. Class A	154,179	3,594
*	SPS Commerce Inc.	38,179	3,584
*	Qualys Inc.	36,616	3,540
*	Fabrinet	39,438	3,537
*,1	Appian Corp. Class A	38,370	3,472
*	CommVault Systems Inc.	45,451	3,462
*	Tenable Holdings Inc.	76,473	3,197
*	Altair Engineering Inc. Class A	46,699	3,146
*	Mimecast Ltd.	62,433	3,121
*	MACOM Technology Solutions Holdings Inc. Class H	51,882	3,071
*	FormFactor Inc.	82,995	2,926
*	Cornerstone OnDemand Inc.	66,093	2,906
*	LiveRamp Holdings Inc.	56,521	2,840
*	Cargurus Inc.	94,554	2,668
*	Avaya Holdings Corp.	90,032	2,582
*	SVMK Inc.	132,283	2,573
*	Perficient Inc.	35,082	2,512
*	Calix Inc.	56,637	2,510
*	Plexus Corp.	24,842	2,455
*	Bandwidth Inc. Class A	20,705	2,449
*	Ultra Clean Holdings Inc.	43,221	2,435
*	Appfolio Inc. Class A	17,572	2,370
*	MicroStrategy Inc. Class A	4,945	2,324
*	Schrodinger Inc.	32,411	2,275
	Shutterstock Inc.	23,583	2,140
	Progress Software Corp.	47,701	2,126
*	Sprout Social Inc. Class A	30,067	2,087
*	Magnite Inc.	66,474	1,974
*	PROS Holdings Inc.	43,370	1,924
*	Domo Inc. Class B	28,636	1,904
*	TechTarget Inc.	25,685	1,806
*	Bottomline Technologies DE Inc.	47,874	1,790
*	Zuora Inc. Class A	111,075	1,718
*	MaxLinear Inc.	44,262	1,683
*	Ichor Holdings Ltd.	29,180	1,642
*	Yext Inc.	112,785	1,632
	CSG Systems International Inc.	34,868	1,536
*	Verint Systems Inc.	31,481	1,452
*	Eventbrite Inc. Class A	69,451	1,410
*	PAR Technology Corp.	20,558	1,377
*	Cloudera Inc.	106,802	1,373
*	Axcelis Technologies Inc.	33,071	1,370
*	Model N Inc.	37,339	1,332
*	Sitime Corp.	12,524	1,232
*	Upland Software Inc.	28,741	1,178
*	ePlus Inc.	11,965	1,132
*	nLight Inc.	37,726	1,106

		Shares	Market Value ($000)
*	Ambarella Inc.	10,918	1,096
*	Insight Enterprises Inc.	10,257	1,072
*	CEVA Inc.	23,459	1,053
*	Avid Technology Inc.	34,022	1,051
*	Agilysys Inc.	20,611	1,047
*	Ping Identity Holding Corp.	40,064	966
*	Impinj Inc.	18,540	965
*	OneSpan Inc.	35,963	940
*	Onto Innovation Inc.	12,629	906
	QAD Inc. Class A	12,651	904
	Simulations Plus Inc.	16,232	857
	Sapiens International Corp. NV	29,582	849
*	Cognyte Software Ltd.	31,053	799
*	Tucows Inc. Class A	10,080	787
*	Mitek Systems Inc.	44,574	756
*	ChannelAdvisor Corp.	30,207	717
*	SMART Global Holdings Inc.	14,906	707
*	Parsons Corp.	17,375	688
	American Software Inc. Class A	32,843	661
*	Rogers Corp.	3,488	653
*	Rackspace Technology Inc.	31,032	626
*	A10 Networks Inc.	64,219	625
*	Brightcove Inc.	42,937	623
*	Diodes Inc.	7,994	605
	Pitney Bowes Inc.	70,827	594
*	Yelp Inc. Class A	14,432	579
*	Mediaalpha Inc. Class A	13,456	569
*	Veritone Inc.	28,257	542
*	PDF Solutions Inc.	29,049	507
*	Telos Corp.	14,666	482
*	EverQuote Inc. Class A	15,068	475
*	GAN Ltd.	27,411	474
*	Super Micro Computer Inc.	13,542	470
*	Grid Dynamics Holdings Inc.	29,664	456
*	Benefitfocus Inc.	30,718	454
	Ebix Inc.	15,723	431
*	Digimarc Corp.	12,029	418
	Hackett Group Inc.	23,250	414
*	Zix Corp.	58,589	408
*	Diebold Nixdorf Inc.	29,608	401
*	Limelight Networks Inc.	129,445	401
	Amkor Technology Inc.	18,066	381
*	NeoPhotonics Corp.	36,431	372
	Methode Electronics Inc.	7,107	344
*	Atomera Inc.	19,549	343
*	DSP Group Inc.	21,334	335
	NVE Corp.	4,761	333
*	Viant Technology Inc. Class A	9,152	267
*	Intelligent Systems Corp.	7,950	260
*	CyberOptics Corp.	7,907	236
*	Sumo Logic Inc.	12,350	232
*	ON24 Inc.	6,535	210
*	Smith Micro Software Inc.	38,086	205
*	Waitr Holdings Inc.	90,913	185
*	Unisys Corp.	6,801	175
	Xperi Holding Corp.	7,900	169
*	VirnetX Holding Corp.	36,576	168
*	Red Violet Inc.	7,527	165

		Shares	Market Value ($000)
*	Rimini Street Inc.	25,168	164
*	Allscripts Healthcare Solutions Inc.	9,339	162
*	Intellicheck Inc.	19,997	150
*	Pixelworks Inc.	42,828	149
*	Immersion Corp.	13,966	119
*	Cohu Inc.	2,767	103
*,1	Akerna Corp.	21,975	96
*	eGain Corp.	8,679	87
*	Mastech Digital Inc.	4,584	72
*	Research Frontiers Inc.	28,497	68
*	Quantum Corp.	8,942	67
*	Intevac Inc.	5,744	40
	PC Connection Inc.	771	38
	McAfee Corp.Class A	1,318	33
*	DigitalOcean Holdings Inc.	648	27
	Bentley Systems Inc. Class B	373	21
*	Datto Holding Corp.	781	21
*	Park City Group Inc.	2,655	16
*	SEMrush Holdings Inc. Class A	649	12
*	SkyWater Technology Inc.	398	10
*	Olo Inc. Class A	254	9
*	DoubleVerify Holdings Inc.	257	9
*	KnowBe4 Inc. Class A	484	9
*	SecureWorks Corp. Class A	528	7
*	Alkami Technology Inc.	64	2
*	Procore Technologies Inc.	27	2
			258,728
Telecommunications (2.0%)
*	Viavi Solutions Inc.	246,405	4,320
	Cogent Communications Holdings Inc.	45,628	3,450
*	Iridium Communications Inc.	82,728	3,161
*	8x8 Inc.	114,703	2,701
	Shenandoah Telecommunications Co.	51,882	2,589
*	Vonage Holdings Corp.	142,109	1,958
*	Extreme Networks Inc.	130,329	1,491
*	Vocera Communications Inc.	34,349	1,158
*	Infinera Corp.	88,650	851
	InterDigital Inc.	10,425	842
*	Gogo Inc.	55,900	761
*	Boingo Wireless Inc.	47,046	658
*,1	Inseego Corp.	75,975	653
*	Anterix Inc.	11,941	591
*	Cambium Networks Corp.	8,650	499
*	WideOpenWest Inc.	28,360	473
*	Ooma Inc.	23,129	449
*	Clearfield Inc.	11,811	447
*	IDT Corp. Class B	13,874	401
*	Plantronics Inc.	12,172	399
*	Akoustis Technologies Inc.	38,521	369
*	CalAmp Corp.	24,613	341
*	Casa Systems Inc.	33,714	293
*	Cincinnati Bell Inc.	18,056	278
*	Genasys Inc.	34,908	190
*	Resonant Inc.	55,329	180
*	ORBCOMM Inc.	10,410	117
	Loral Space & Communications Inc.	2,940	111
*	Consolidated Communications Holdings Inc.	7,627	71
*,1	GTT Communications Inc.	35,446	53

		Shares	Market Value ($000)
	ATN International Inc.	642	30
			29,885
Utilities (2.5%)
*	Sunrun Inc.	171,039	7,649
*	Evoqua Water Technologies Corp.	124,014	3,859
	Ormat Technologies Inc. (XNYS)	47,153	3,256
	American States Water Co.	39,633	3,146
*	Casella Waste Systems Inc. Class A	45,411	3,062
	California Water Service Group	49,224	2,798
	Chesapeake Utilities Corp.	17,330	1,985
	South Jersey Industries Inc.	63,793	1,701
	Middlesex Water Co.	18,347	1,577
	Brookfield Infrastructure Corp. Class A	16,955	1,214
	SJW Group	14,945	963
	MGE Energy Inc.	10,489	787
	Covanta Holding Corp.	50,103	742
	York Water Co.	13,835	696
[1]	Brookfield Renewable Corp. Class A	11,675	499
	Clearway Energy Inc. Class C	18,049	484
	ONE Gas Inc.	6,380	474
*	Southwest Gas Holdings Inc.	5,130	339
*	Pure Cycle Corp.	20,666	292
	Global Water Resources Inc.	13,369	228
*	Sharps Compliance Corp.	15,334	209
*	Sunnova Energy International Inc.	7,089	207
	Northwest Natural Holding Co.	3,530	187
*,1	Cadiz Inc.	12,732	175
	Clearway Energy Inc. Class A	6,951	175
	Spark Energy Inc. Class A	13,415	139
	RGC Resources Inc.	4,237	97
	Genie Energy Ltd. Class B	14,878	91
	Artesian Resources Corp. Class A	508	21
			37,052
Total Common Stocks (Cost $1,018,104)			1,460,621
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[5,6]	Vanguard Market Liquidity Fund, 0.055% (Cost $22,283)	222,863	22,286
Total Investments (101.3%) (Cost $1,040,387)			1,482,907
Other Assets and Liabilities—Net (-1.3%)			(18,571)
Net Assets (100%)			1,464,336
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,851,000.
2	Restricted securities totaling $4,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $19,141,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	34	3,857	52
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,460,575	4	42	1,460,621
Temporary Cash Investments	22,286	—	—	22,286
Total	1,482,861	4	42	1,482,907
Derivative Financial Instruments
Assets
Futures Contracts[1]	52	—	—	52
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.